Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2020 and 2019:

	Weighted Average Life (in years)	2020		2019
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.50	$298,395	$(197,038)	$320,406	$(216,554)
Developed technology	10.74	860,129	(378,705)	766,966	(346,085)
Customer base, trademarks, and non-compete agreements	12.02	314,876	(233,981)	314,638	(213,881)
	10.86	$1,473,400	$(809,724)	$1,402,010	$(776,520)
Unamortized Intangible Assets:
In-process research and development		$62,518		$6,944
Goodwill		2,364,031		2,140,503
		$2,426,549		$2,147,447
The in-process research and development as of December 31, 2020 is associated to the acquisitions of NeuMoDx in 2020 and STAT-Dx in 2018. The estimated fair value of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
Developed technology includes the acquired intangibles from NeuMoDx and the digital PCR asset from Formulatrix as discussed in Note 5 "Acquisitions and Divestitures" which are both being amortized over 10 years.
The changes in intangible assets for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$632,434	$475,043
Additions	24,007	286,159
Additions from acquisitions	157,170	36,458
Amortization	(103,230)	(122,560)
Disposals	(537)	—
Impairments	—	(40,301)
Foreign currency translation adjustments	16,350	(2,365)
Balance at end of year	$726,194	$632,434
Cash paid for purchases of intangible assets during the twelve months ended December 31, 2020 totaled $171.5 million, of which $146.1 million is related to current year payments for assets that were accrued as of December 31, 2019, $24.0 million of current year additions and $1.4 million for prepayments recorded in other long-term assets in the accompanying consolidated balance sheet.
Cash paid for intangible assets during the year ended December 31, 2019 totaled $156.9 million of which $11.5 million is related to current year payments for licenses that were accrued as of December 31, 2018 and $0.5 million is related to prepayments recorded in other long-term assets in accompanying consolidated balance sheet. Intangible asset additions of $286.2 million includes $144.9 million of cash paid during the year ended December 31, 2019, together with $137.8 million of additions that were accrued as of December 31, 2019 and $3.5 million of additions which were previously recorded as prepayments.
Amortization expense on intangible assets totaled approximately $103.2 million, $122.6 million and $118.6 million, respectively, for the years ended December 31, 2020, 2019 and 2018. During the year ended December 31, 2019, we recorded an impairment charge of $40.3 million related to the restructuring activities discussed further in Note 6 "Restructuring and Impairments" of which $28.1 million is related to patent and license rights and $12.1 million is related to developed technology.
Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2021	$103,485
2022	$89,734
2023	$87,355
2024	$83,520
2025	$71,130
The changes in goodwill for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$2,140,503	$2,108,536
Business combinations	157,627	34,807
Purchase adjustments	3,382	(236)
Disposals	—	(225)
Foreign currency translation adjustments	62,519	(2,379)
Balance at end of year	$2,364,031	$2,140,503
The changes in the carrying amount of goodwill during the year ended December 31, 2020 resulted primarily from the acquisition of NeuMoDx discussed in Note 5 "Acquisitions and Divestitures" and changes in foreign currency translation. The changes in goodwill during the year ended December 31, 2019 resulted primarily from the acquisition of N-of-One, Inc. and other acquisitions and divestitures also discussed in Note 5 "Acquisitions and Divestitures" and changes in foreign currency translation.